Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventories

	At December 31,
	2017	2016
	$m	$m
Raw materials and consumables	369	305
Mold parts	52	46
Work-in-progress	85	72
Finished goods	847	763
	1,353	1,186